Investment in jointly controlled entities - Summary of Joint Ventures (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Entities Under Joint Control [Line Items]
Investments accounted for using equity method		₨ 524
Aalok Solarfarms Limited
Disclosure Of Entities Under Joint Control [Line Items]
Investments accounted for using equity method		91
Heramba Renewables Limited
Disclosure Of Entities Under Joint Control [Line Items]
Investments accounted for using equity method		170
Abha Solarfarms Limited
Disclosure Of Entities Under Joint Control [Line Items]
Investments accounted for using equity method		89
Shreyas Solarfarms Limited
Disclosure Of Entities Under Joint Control [Line Items]
Investments accounted for using equity method		₨ 174